Average Annual Total Returns - Tax Exempt Long-Term Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper General & Insured Municipal Debt Funds Index (reflects no deduction for taxes) 1 Year	Lipper General & Insured Municipal Debt Funds Index (reflects no deduction for taxes) 5 Years	Lipper General & Insured Municipal Debt Funds Index (reflects no deduction for taxes) 10 Years
Total	5.17%	3.94%	5.22%	5.17%	3.94%	5.22%	4.39%	3.87%	5.02%	4.96%	3.69%	4.92%	5.21%	3.91%	4.63%	5.00%	4.01%	5.02%